Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2024
Prepayments, Receivables and Other Assets [Abstract]
Schedule of Prepayments, Receivables and Other Assets

Prepayments, receivables and other assets consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Receivable from a third-party company	$428,922	$416,880
Other prepayments and receivables	276,508	83,634
Total prepayments, receivables and other assets	705,430	500,514
Less: allowance for doubtful accounts	(482,423)	(468,880)
Prepayments, receivables and other assets, net	$223,007	$31,634